STOCK-BASED COMPENSATION (Employee Stock Purchase Plan) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 188	$ 310	$ 225
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 42	$ 115	$ 83
Employees' Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate	10.00%
Share based compensation arrangement by share based payment award discount from market price offering date company specific	85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.00	$ 10.70	$ 3.40
Allocated Share-based Compensation Expense	$ 0	$ 38	$ 7
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	0	14	3
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Excluding Stock Options	0	179	86
Share based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value Monetary	0	48	23
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Employee Stock Puchase Plan Purchase Rights Exercised	$ 0	$ 18	$ 9